Contracts with Customers - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Increase in deferred mobilization and contract preparation costs	$ 21.4	$ 1.9
Additional deferred contract preparation and mobilization costs	27.6	53.8
Amortization of deferred mobilization and contract preparation costs	49.0	55.7	$ 44.6
Proceeds from sale of finance receivables	23.3	0.0
Accounts receivable	(23.3)	$ 0.0
Proceeds from contributions	$ 42.8